ORGANIZATION	11 Months Ended
Dec. 03, 2012
ORGANIZATION

NOTE 1 – ORGANIZATION

ProShares Trust II (the “Trust”) is a Delaware statutory trust formed on October 9, 2007 and currently organized into separate series (each, a “Fund”, and collectively, the “Funds”). As of December 3, 2012, the following twenty-one separate series of the Trust have commenced investment operations: ProShares Ultra DJ-UBS Commodity, ProShares UltraShort DJ-UBS Commodity, ProShares Ultra DJ-UBS Crude Oil, ProShares UltraShort DJ-UBS Crude Oil, ProShares Ultra DJ-UBS Natural Gas, ProShares UltraShort DJ-UBS Natural Gas, ProShares Ultra Gold, ProShares UltraShort Gold, ProShares Ultra Silver, ProShares UltraShort Silver, ProShares Ultra Euro, ProShares UltraShort Euro, ProShares Ultra Yen, ProShares UltraShort Yen, ProShares Ultra VIX Short-Term Futures ETF, ProShares VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares VIX Mid-Term Futures ETF, ProShares Ultra Australian Dollar, ProShares UltraShort Australian Dollar, and ProShares Short Euro. The Trust has also registered shares for three additional series that have not commenced investment operations: ProShares Managed Futures Strategy, ProShares Commodity Managed Futures Strategy, and ProShares Financial Managed Futures Strategy.

ProShares UltraPro Short Euro (the “Fund”) has financial statements presented in this Prospectus and had no investment operations prior to December 3, 2012, other than matters relating to its organization, the registration of the series under the Securities Act of 1933, as amended, and the sale and issuance to ProShare Capital Management LLC (the “Sponsor”) of ownership shares at an aggregate purchase price of $200. Offerings of Shares of the Fund have not commenced as of the date of this report. The other twenty-four Funds are not the subject of this report.

The Fund seeks daily results that correspond (before fees and expenses) to three times the inverse (-3x) of the daily performance of the U.S. dollar price of the euro. The Fund is designed to correspond to an inverse multiple (-3x) of the daily performance of the spot price of the euro versus the U.S. dollar.